STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Basis of Preparation (Details) - USD ($)		11 Months Ended		12 Months Ended
	Jul. 20, 2020	Jun. 30, 2021		Jun. 30, 2023		Jun. 30, 2022		Jul. 19, 2020
Basis of preparation [Abstract]
Net cash outflows from operating and investing activities				$ 21,569,980		$ 15,200,544
Cash and cash equivalents		$ 1,697,904		$ 11,937,941		$ 5,672,551		$ 0
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.19)	[1]	$ (0.11)	[1]	$ (0.16)	[1]
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.19)	[1]	$ (0.11)	[1]	$ (0.16)	[1]

[1]	Basic and diluted loss per share for the comparative period from July 20, 2020 to June 30, 2021 have been revised. Refer to Note 1(a) for further information.